UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

1370 Pittsford Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
1370 Pittsford Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
March 31, 2008
(Unaudited)



                                Number of Shares Historical Cost  Market Value
COMMON STOCKS - 70.1%
-------------

Automotive - 3.5%
   Gentex Corp.                          10,300        147,681         176,645
                                                   -----------     -----------
                                                       147,681         176,645
Banking and Finance - 6.8%
   FIserv, Inc                            3,000         75,229         144,270
   Fannie Mae                             4,200        140,731         110,544
   Fifth Third Bancorp                    4,100        159,746          85,772
                                                   -----------     -----------
                                                       375,705         340,586
Biotech - 3.7%
   Genentech Inc                          2,300        154,107         186,714
                                                   -----------     -----------
                                                       154,107         186,714
Commercial Services - 1.4%
   Paychex, Inc.                          2,000         64,090          68,520
                                                   -----------     -----------
                                                        64,090          68,520
Computers - Hardware - 1.3%
   Dell Corp.                             3,250         66,364          64,740
                                                   -----------     -----------
                                                        66,364          64,740
Computers - Networking - 1.8%
   Cisco Systems, Inc.                    3,800         55,371          91,542
                                                   -----------     -----------
                                                        55,371          91,542
Computers - Software - 10.4%
   Microsoft Corp.                        6,200        151,626         175,956
   Oracle                                11,000        119,262         215,160
   Synopsis, Inc.                         5,600        115,460         127,176
                                                   -----------     -----------
                                                       386,347         518,292
Electrical Equipment - 6.7%
   Corning Inc.                           7,300         71,366         175,492
   General Electric Co.                   4,300        125,562         159,143
                                                   -----------     -----------
                                                       196,928         334,635
Foods & Beverages - 2.4%
   Sensient Technologies                  4,000         80,550         117,960
                                                   -----------     -----------
                                                        80,550         117,960
Insurance - 1.7%
   Gallagher Arthur J & Co.               3,700         99,355          87,394
                                                   -----------     -----------
                                                        99,355          87,394
Medical Products and Supplies - 6.0%
   Johnson & Johnson                      2,400        136,714         155,688
   Medtronic Inc.                         3,000        147,940         145,110
                                                   -----------     -----------
                                                       284,654         300,798
Office Equipment - 3.1%
   Xerox Corp.                           10,500        153,592         157,185
                                                   -----------     -----------
                                                       153,592         157,185
Oil & Related - 5.8%
   Helmerich & Paine                      6,200        153,229         290,594
                                                   -----------     -----------
                                                       153,229         290,594
Paper and Related Products - 2.2%
   Avery Dennison Corp                    2,200        114,734         108,350
                                                   -----------     -----------
                                                       114,734         108,350
Pharmaceuticals - 4.1%
   Mylan Inc.                             5,400        110,246          62,640
   Pfizer Inc.                            6,800        155,526         142,324
                                                   -----------     -----------
                                                       265,772         204,964
Retail - General - 3.1%
   Fred's Inc. Class A                   15,000        152,560         153,750
                                                   -----------     -----------
                                                       152,560         153,750
Retail - Specialty - 4.2%
   Fastenal Co                            4,600        160,394         211,278
                                                   -----------     -----------
                                                       160,394         211,278
Semiconductors - 3.2%
   Intel Corp.                            4,100         80,666          86,838
   National Semiconductor Corp            4,100         77,257          75,112
                                                   -----------     -----------
                                                       157,923         161,950
Utilities - Natural Resources - 2.7%
   Chesapeake Utilities Corp              3,100         57,194          91,884
   NiSource Inc                           2,500         46,325          43,100
                                                   -----------     -----------
                                                       103,519         134,984
                                                   -----------     -----------
Total Investments - 74.2%                            3,172,876       3,710,881
                                                   -----------     -----------

Other Assets Less Liabilities - 25.8%                                1,250,262


TOTAL PORTFOLIO                                      4,423,138       4,961,143
                                                   ===========     ===========


Bullfinch Fund, Inc.
Western New York Series
Schedule of Investments
March 31, 2008
(Unaudited)

                               Number of Shares  Historical Cost  Market Value

COMMON STOCKS - 80.0%
-------------

Aerospace - 4.0%
   Moog, Inc. Class A                       337          2,926          14,225
   Northrop Grumman                         200          2,536          15,562
                                                   -----------      ----------
                                                         5,462          29,787
Airlines - 0.4%
   Southwest Airlines Co.                   250          3,447           3,100
                                                   -----------      ----------
                                                         3,447           3,100
Apparel - 3.1%
   Hartmarx Corp                          8,000         31,788          23,360
                                                   -----------      ----------
                                                        31,788          23,360
Automotive - 1.7%
   Monro Muffler Brake Inc                  750          9,880          12,675
                                                   -----------      ----------
                                                         9,880          12,675
Banking and Finance - 8.2%
   Community Bank System                  1,200         23,452          29,472
   M&T Bank Corp.                           400         38,896          32,192
                                                   -----------      ----------
                                                        62,348          61,664
Commercial Services - 4.5%
   Harris Interactive Inc.                6,600         23,306          18,018
   Paychex, Inc.                            450         11,885          15,417
                                                   -----------      ----------
                                                        35,191          33,435
Computers - Distributors - 0.8%
   Ingram Micro                             400          4,230           6,332
                                                   -----------      ----------
                                                         4,230           6,332
Computers - Hardware - 0.9%
   Dell Corp.                               350         10,734           6,972
                                                   -----------      ----------
                                                        10,734           6,972
Computers - Services - 1.9%
   Computer Task Group Inc.               3,500         11,872          14,420
                                                   -----------      ----------
                                                        11,872          14,420
Computers - Software - 3.4%
   Oracle                                 1,300         16,642          25,428
                                                   -----------      ----------
                                                        16,642          25,428
Electrical Equipment - 9.4%
   Corning Inc.                           1,000          7,874          24,040
   General Electric Co.                     550         15,917          20,356
   Ultralife Batteries, Inc.              2,200         12,432          25,982
                                                   -----------      ----------
                                                        36,223          70,378
Electronics Components - 2.2%
   Astronics Corp.                          700          4,286          13,524
   IEC Electronics Corp.                  2,000          1,530           3,200
                                                   -----------      ----------
                                                         5,815          16,724
Foods & Beverages - 1.9%
   Constellation Brands, Inc.               800          5,017          14,136
                                                   -----------      ----------
                                                         5,017          14,136
Health Care Service Provider - 0.2%
   VirtualScopics Inc.                    2,000          2,981           1,393
                                                   -----------      ----------
                                                         2,981           1,393
Industrial Materials - 0.3%
   Servotronics, Inc.                       100            937           2,017
                                                   -----------      ----------
                                                           937           2,017
Machinery - 0.4%
   Columbus McKinnon Corp                   100          2,344           3,098
                                                   -----------      ----------
                                                         2,344           3,098
Medical Products and Supplies - 4.7%
   Greatbatch Technologies                  850         18,984          15,649
   Johnson & Johnson                        300         17,108          19,461
                                                   -----------      ----------
                                                        36,092          35,110
Metal Fabrication & Hardware - 3.6%
   Graham Corp.                             750          2,279          26,708
                                                   -----------      ----------
                                                         2,279          26,708
Office Equipment - 2.9%
   Xerox Corp.                            1,475         21,399          22,081
                                                   -----------      ----------
                                                        21,399          22,081
Packaging & Containers - 0.5%
   Mod Pac Corporation                      715          3,461           3,468
                                                   -----------      ----------
                                                         3,461           3,468
Photographic Equipment and Suppliers - 1.9%
   Eastman Kodak                            800         20,746          14,136
                                                   -----------      ----------
                                                        20,746          14,136
Railroads - 4.1%
   Genesee & Wyoming Class A                900          2,522          30,960
                                                   -----------      ----------
                                                         2,522          30,960
Real Estate & Related - 6.0%
   Home Properties, Inc.                    400         16,297          19,196
   Sovran Self Storage                      600         23,459          25,626
                                                   -----------      ----------
                                                        39,756          44,822
Retail - Specialty - 4.3%
   Christopher & Banks Corp.                700         12,105           6,993
   Fastenal Co                              550         19,186          25,262
                                                   -----------      ----------
                                                        31,292          32,255
Steel - 3.1%
   Gilbraltar Industries Inc.             2,000         25,111          23,460
                                                   -----------      ----------
                                                        25,111          23,460
Telecommunications - 2.5%
   Citizens Communications                1,800         20,663          18,882
                                                   -----------      ----------
                                                        20,663          18,882
Utilities - Natural Resources - 3.1%
   National Fuel Gas Co.                    500         11,250          23,605
                                                   -----------      ----------
                                                        11,250          23,605
                                                   -----------      ----------
Total Investments - 80.0%                              459,482         600,403
                                                   -----------      ----------
Other Assets Less Liabilities - 20.0%                                  143,330

TOTAL PORTFOLIO                                        602,812         743,733
                                                   ===========     ===========

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 29, 2008


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 29, 2008